Document and Entity Information	Apr. 10, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 10, 2017
Registrant Name	MFS SERIES TRUST VII
Central Index Key	0000318874
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Nov. 28, 2016
MFS® Equity Income Fund | A
Prospectus:
Trading Symbol	EQNAX
MFS® Equity Income Fund | B
Prospectus:
Trading Symbol	EQNBX
MFS® Equity Income Fund | C
Prospectus:
Trading Symbol	EQNCX
MFS® Equity Income Fund | I
Prospectus:
Trading Symbol	EQNIX
MFS® Equity Income Fund | R1
Prospectus:
Trading Symbol	EQNRX
MFS® Equity Income Fund | R2
Prospectus:
Trading Symbol	EQNSX
MFS® Equity Income Fund | R3
Prospectus:
Trading Symbol	EQNTX
MFS® Equity Income Fund | R4
Prospectus:
Trading Symbol	EQNUX
MFS® Equity Income Fund | R6
Prospectus:
Trading Symbol	EQNVX